Business Combinations and Divestitures - Consolidated Income Statements For Qualtrics (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions		12 Months Ended
	Mar. 13, 2023	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Income Statements
Total revenue		€ 36,800		€ 34,176	€ 31,207
Cost of cloud		(5,480)		(4,660)	(3,884)
Total cost of revenue		9,986		9,243	8,674
Total operating expenses		(27,183)		(29,511)	(25,408)
Operating profit		9,617		4,665	5,799
Profit (loss) before tax		10,270		4,764	5,341
Profit (loss) after tax		0		0	2,363
Consolidated Statements of Cash Flow
Net operating cash flow		0	[1]	0	113
Net investing cash flow		0	[1]	0	5,523
Net financing cash flow		€ 0	[1]	€ 0	€ 20
Weighted average shares outstanding, basic		1,166		1,166	1,167
Weighted average shares outstanding, diluted		1,175		1,180	1,180
Share-based payment expenses		€ 1,695		€ 2,385	€ 2,220
Qualtrics International Inc. [Member]
Consolidated Income Statements
Cloud revenue					621	€ 1,129
Total revenue					745	1,351
Cost of cloud					(88)	(265)
Total cost of revenue					196	499
Total operating expenses					(1,155)	(2,771)
Disposal gain before tax	€ 3,562				3,562	0
Operating profit					3,152	(1,420)
Profit (loss) before tax					3,162	(1,423)
Income tax expense	799				799	(64)
Profit (loss) after tax					2,363	(1,359)
Attributable to owners of parents					€ 2,505	€ (993)
Earnings per share, basic (in Euro per share)					€ 2.15	€ (0.85)
Earnings per share, diluted (in Euro per share).					€ 2.12	€ (0.85)
Consolidated Statements of Cash Flow
Net operating cash flow					€ 113	€ (33)
Net investing cash flow					5,523	(23)
Net financing cash flow					20	(268)
Taxes	€ 799				€ 799	€ (64)
Weighted average shares outstanding, basic					1,167	1,170
Weighted average shares outstanding, diluted					1,180	1,175
Share-based payment expenses					€ 403	€ 1,182

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.